Consolidated Balance Sheets (Parenthetical) (Common Class A, USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, shares authorized	3,133,000	3,133,000
Ordinary shares, shares issued	667,672	667,672
Ordinary shares, shares outstanding	667,672	667,672